PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 91.8% of Net Assets
	ABS Car Loan – 10.1%
$1,525,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$1,544,502
4,500,000	American Credit Acceptance Receivables Trust, Series 2020-1A, Class C, 2.190%, 3/13/2026, 144A	4,570,501
1,195,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class C, 3.880%, 4/13/2026, 144A	1,253,183
1,695,000	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.830%, 3/15/2027, 144A	1,695,892
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.360%, 2/18/2025	1,558,379
715,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.060%, 8/18/2026	720,056
1,050,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.010%, 1/19/2027	1,056,224
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	648,071
3,560,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	3,818,002
6,040,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A	6,319,529
615,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 8/20/2026, 144A	640,915
2,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	2,992,075
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	3,973,797
2,750,000	Bank of The West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,857,353
3,100,000	California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,104,419
3,950,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023	4,031,214
1,370,000	Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.070%, 3/19/2025, 144A	1,398,679
1,655,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.300%, 5/15/2024	1,672,184
1,655,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11/15/2023	1,684,559
1,050,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	1,069,029
1,285,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,321,918
1,465,000	CarMax Auto Owner Trust, Series 2019-4, Class B, 2.320%, 7/15/2025	1,520,100
500,000	CarMax Auto Owner Trust, Series 2020-3, Class C, 1.690%, 4/15/2026	510,163
1,485,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,477,143
4,040,000	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	4,074,498

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$1,380,000	Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	$1,383,413
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	4,454,461
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	5,394,571
98,384	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.330%, 8/15/2024, 144A	98,685
2,360,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.860%, 1/16/2029, 144A	2,443,621
910,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	940,901
1,245,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	1,259,835
2,775,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.960%, 2/15/2030, 144A	2,776,841
1,435,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	1,437,857
988,156	Drive Auto Receivables Trust, Series 2019-2, Class C, 3.420%, 6/16/2025	1,002,222
570,000	Drive Auto Receivables Trust, Series 2021-1, Class C, 1.020%, 6/15/2027	572,447
1,260,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	1,276,180
1,385,000	DT Auto Owner Trust, Series 2021-1A, Class C, 0.840%, 10/15/2026, 144A	1,383,852
570,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.100%, 2/16/2027, 144A	571,763
2,120,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.740%, 1/15/2026	2,118,704
1,005,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	1,005,468
3,360,000	First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.710%, 12/15/2025, 144A	3,449,032
155,015	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	155,190
1,625,000	First Investors Auto Owner Trust, Series 2021-1A, Class C, 1.170%, 3/15/2027, 144A	1,631,958
1,826,000	Flagship Credit Auto Trust, Series 2019-4, Class C, 2.770%, 12/15/2025, 144A	1,889,884
3,500,000	Flagship Credit Auto Trust, Series 2020-1, Class C, 2.240%, 1/15/2026, 144A	3,596,601
750,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	789,002
1,690,000	Flagship Credit Auto Trust, Series 2021-1, Class C, 0.910%, 3/15/2027, 144A	1,679,047
885,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	886,195
3,335,000	Ford Credit Auto Owner Trust, Series 2020-A, Class C, 3.490%, 10/15/2026	3,535,776
3,025,000	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.040%, 8/15/2031, 144A	3,139,920
1,650,000	Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.040%, 12/15/2026	1,704,488

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$2,815,000	Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.830%, 8/15/2028	$2,801,889
2,250,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/18/2025, 144A	2,291,740
5,245,000	GLS Auto Receivables Trust, Series 2020-1A, Class B, 2.430%, 11/15/2024, 144A	5,342,179
1,665,000	GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.080%, 6/15/2026, 144A	1,661,717
1,725,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.910%, 9/16/2027	1,769,864
565,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	573,026
1,776,000	Hyundai Auto Lease Securitization Trust, Series 2021-B, Class B, 0.620%, 3/16/2026, 144A	1,775,352
800,000	Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, 12/15/2026	814,325
5,335,000	JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.875%, 9/25/2028, 144A	5,338,904
2,000,000	Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.750%, 10/15/2024, 144A	2,021,453
2,610,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	2,631,791
770,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	808,629
1,110,000	Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.030%, 11/16/2026, 144A	1,108,147
765,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	802,624
1,350,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	1,464,363
1,265,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.460%, 9/15/2025	1,279,283
2,340,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	2,360,421
1,410,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	1,412,271
3,860,000	Santander Retail Auto Lease Trust, Series 2021-B, Class C, 1.100%, 6/20/2025, 144A(a)(b)	3,856,368
2,260,000	United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.150%, 2/10/2025, 144A	2,284,919
150,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	152,773
2,290,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.890%, 7/15/2026, 144A	2,290,091
530,000	World Omni Auto Receivables Trust, Series 2020-B, Class B, 1.220%, 3/16/2026	537,660
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,978,844
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,630,924
1,490,000	World Omni Select Auto Trust, Series 2020-A, Class C, 1.250%, 10/15/2026	1,501,679

		157,581,535

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Credit Card – 0.5%
$850,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	$855,418
2,275,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	2,281,870
5,275,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	5,401,067

		8,538,355

	ABS Home Equity – 6.9%
2,767,593	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065, 144A(c)	2,786,215
767,560	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(d)	785,186
656,044	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(c)(d)	665,486
714,042	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(c)(d)	726,963
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(c)	1,452,632
1,208,286	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(c)(d)	1,238,959
1,448,850	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M2, 4.000%, 1/25/2066, 144A(c)	1,590,828
134,047	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	134,342
902,101	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A	937,818
1,735,046	CoreVest American Finance Trust, Series 2019-2, Class A, 2.835%, 6/15/2052, 144A	1,821,608
2,161,103	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	2,261,521
19,981	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	19,959
2,361,543	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(c)	2,368,761
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2028, 144A	2,494,880
910,000	FirstKey Homes Trust, Series 2020-SRF1, Class B, 1.740%, 9/17/2025, 144A	909,408
427,247	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.597%, 8/25/2060, 144A(e)	427,616
1,184,984	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.732%, 5/19/2034(c)	1,196,417
640,000	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.153%, 6/17/2037, 144A(e)	641,417
6,320,000	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.232%, 7/17/2037, 144A(e)	6,338,669
5,975,000	Invitation Homes Trust, Series 2018-SFR4, Class B, 1-month LIBOR + 1.250%, 1.332%, 1/17/2038, 144A(e)	5,984,548
22,870,818	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.428%, 11/25/2048, 144A(c)(f)(g)(h)	79,247
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(c)	4,829,584

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$539,187	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(c)	$573,217
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(c)	1,789,345
4,006,000	Mill City Mortgage Loan Trust, Series 2015-2, Class B1, 3.646%, 9/25/2057, 144A(c)	4,307,528
80,834	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	81,259
1,255,702	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.472%, 8/25/2058, 144A(c)(d)	1,306,247
1,933,269	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060, 144A(c)	1,943,906
39,206	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.643%, 7/25/2035(c)(g)(h)	36,414
537,163	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(c)	547,919
655,460	Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(c)	667,819
2,270,000	Progress Residential Trust, Series 2019-SFR2, Class B, 3.446%, 5/17/2036, 144A	2,305,527
585,000	Progress Residential Trust, Series 2020-SFR2, Class A, 2.078%, 6/17/2037, 144A	595,721
1,120,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	1,130,741
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038, 144A	2,671,336
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026, 144A	1,898,881
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038, 144A	3,456,228
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038, 144A	825,383
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038, 144A	1,714,949
3,423	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(g)(h)	2,774
57,344	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(g)(h)	53,805
1,316	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2022(g)(h)	1,124
425,185	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(c)	428,645
2,167,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.592%, 2/25/2057, 144A(e)	2,197,931
233,338	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(c)(d)	234,189
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(c)	5,784,844
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057, 144A(c)	4,243,625
1,234,845	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(c)(d)	1,301,595
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(c)	2,457,512

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058, 144A(c)	$5,913,352
561,152	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(c)	580,312
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(c)	5,962,054
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060, 144A	5,135,761
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038, 144A	1,288,798
3,001,842	Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036, 144A(d)	3,068,444
1,698,869	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A	1,771,718
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039, 144A	1,291,684
1,053,777	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 3.021%, 11/25/2036(c)	999,802

		108,262,453

	ABS Other – 10.1%
2,861,605	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	2,985,959
2,305,000	Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.880%, 8/15/2025, 144A	2,314,280
325,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A	327,332
1,469,635	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(c)	1,466,598
2,303,124	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	2,320,828
3,501,575	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	3,533,118
2,007,406	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039, 144A	2,004,218
454,154	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046, 144A	457,707
661,293	CCG Receivables Trust, Series 2018-1, Class B, 3.090%, 6/16/2025, 144A	661,962
1,155,000	CCG Receivables Trust, Series 2019-1, Class B, 3.220%, 9/14/2026, 144A	1,191,177
5,285,000	Chesapeake Funding II LLC, Series 2018-1A, Class B, 3.450%, 4/15/2030, 144A	5,290,993
550,000	Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.140%, 8/16/2032, 144A	564,523
2,225,000	Chesapeake Funding II LLC, Series 2021-1A, Class B, 0.990%, 4/15/2033, 144A	2,223,569
2,806,492	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	2,828,435
4,297,786	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	4,260,217
1,000,000	Dell Equipment Finance Trust, Series 2020-1, Class C, 4.260%, 6/22/2023, 144A	1,043,771

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$740,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	$749,479
1,212,082	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(d)	1,262,692
812,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.720%, 12/15/2026, 144A	805,679
542,067	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039, 144A	562,797
666,996	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	655,648
4,265,000	HPEFS Equipment Trust, Series 2021-1A, Class C, 0.750%, 3/20/2031, 144A	4,259,437
1,455,000	HPEFS Equipment Trust, Series 2021-2A, Class C, 0.880%, 9/20/2028, 144A	1,454,514
835,461	ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.250%, 2/28/2051, 144A	841,064
2,140,225	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	2,129,731
1,070,532	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	1,072,117
4,445,000	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	4,454,881
675,062	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	648,464
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042, 144A	306,970
818,233	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041, 144A	818,375
1,620,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.790%, 2/14/2031, 144A	1,625,748
5,950,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	6,255,913
5,970,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	6,077,502
5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036, 144A	5,401,528
1,546,910	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A(d)	1,592,556
2,030,000	PFS Financing Corp., Series 2020-A, Class A, 1.270%, 6/15/2025, 144A	2,060,389
1,680,000	PFS Financing Corp., Series 2020-E, Class A, 1.000%, 10/15/2025, 144A	1,695,893
1,830,000	PFS Financing Corp., Series 2021-A, Class A, 0.710%, 4/15/2026, 144A	1,826,999
3,745,000	PFS Financing Corp., Series 2021-B, Class A, 0.775%, 8/17/2026, 144A	3,731,218
4,661,097	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	4,609,764
1,635,000	SCF Equipment Leasing LLC, Series 2021-1A, Class B, 1.370%, 8/20/2029, 144A	1,625,681
482,936	Sierra Timeshare Receivables Funding LLC, Series 2018—2A, Class A, 3.500%, 6/20/2035, 144A	498,978
3,052,922	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.590%, 5/20/2036, 144A	3,124,831

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$3,718,033	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	$3,732,831
738,356	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037, 144A	750,031
860,778	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037, 144A	861,582
3,205,000	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	3,209,336
260,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.491%, 9/15/2032(e)	259,910
200,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.604%, 9/15/2032(e)	199,930
3,250,437	SoFi Consumer Loan Program Trust, Series 2017-6, Class B, 3.520%, 11/25/2026, 144A	3,284,825
43,157	SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.010%, 4/25/2028, 144A	43,273
222,512	SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028, 144A	223,674
4,235,000	SoFi Consumer Loan Program Trust, Series 2021-B, Class B, 2.250%, 1/25/2029, 144A	4,316,536
4,563,604	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A	4,622,109
696,925	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	692,449
639,308	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A	650,262
2,569,600	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	2,541,629
7,528,276	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	7,622,680
5,025,675	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	5,060,525
1,987,500	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045, 144A	2,000,319
1,896,708	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	1,867,124
4,605,019	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	4,575,652
4,225,000	TRP - TRIP Rail Master Funding LLC, Series 2021-2, Class A, 2.150%, 6/19/2051, 144A	4,234,244
4,793,315	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	4,698,069
1,835,195	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,908,059
419,391	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	422,156
2,010,411	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	2,025,620
3,398,431	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045, 144A	3,405,342

		156,831,702

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Student Loan – 3.0%
$855,576	College Ave Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051, 144A	$853,543
845,488	Commonbond Student Loan Trust, Series 2020, Class A, 1.980%, 8/25/2050, 144A	853,242
211,125	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	212,062
2,689,501	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A	2,759,071
1,052,343	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	1,054,576
1,718,942	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	1,820,609
2,578,807	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	2,635,153
1,968,978	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068, 144A	2,001,128
1,537,402	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069, 144A	1,560,240
2,722,837	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	2,749,654
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069, 144A	1,613,424
307,227	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	308,772
3,055,036	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	3,049,449
1,877,204	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069, 144A	1,878,698
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062, 144A	1,670,492
725,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.583%, 6/15/2032(e)	724,844
117,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.600%, 6/15/2032(e)	116,975
233,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.596%, 3/15/2033(e)	232,910
3,451,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.486%, 3/15/2033(e)	3,449,671
4,930,458	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 0.901%, 2/15/2036, 144A(d)(e)	4,947,222
1,882,087	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A(d)	1,991,417
1,321,107	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	1,301,230
508,657	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(d)	514,432
1,283,451	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A(d)	1,312,548
1,081,662	SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.950%, 2/15/2046, 144A	1,097,559
5,715,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	5,904,654

		46,613,575

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Whole Business – 1.8%
$2,624,400	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	$2,775,240
1,789,133	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	1,976,133
2,310,000	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A21, 2.662%, 4/25/2051, 144A	2,390,134
3,919,175	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	4,024,887
3,971,520	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	4,015,127
2,544,217	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,693,300
5,037,025	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.110%, 9/20/2045, 144A	5,082,444
3,575,325	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	3,802,179
1,580,000	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	1,593,730

		28,353,174

	Agency Commercial Mortgage-Backed Securities – 7.6%
18,919,399	Federal National Mortgage Association, REMIC, Series 2020-M37, Class X, IO, 1.225%, 4/25/2032(c)(f)	1,474,597
213,186	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.028%, 11/25/2022(e)	213,474
24,858,983	Federal National Mortgage Association, Series 2019-M17, Class X, 0.416%, 8/25/2034(c)(f)	635,639
20,508,408	Federal National Mortgage Association, Series 2020-M33, Class X, IO, 2.055%, 6/25/2028(c)(f)	1,987,240
20,320,253	Federal National Mortgage Association, Series 2020-M43, Class X1, IO, 2.244%, 8/25/2034(c)(f)	2,898,215
3,383,175	FHLMC Multifamily Structured Pass Through Certificates, Series K-1513, Class X1, IO, 0.993%, 8/25/2034(c)(f)	286,545
18,380,500	FHLMC Multifamily Structured Pass Through Certificates, Series K-103, Class X1, 0.756%, 11/25/2029(c)(f)	888,899
13,743,429	FHLMC Multifamily Structured Pass Through Certificates, Series K-108, Class X1, 1.810%, 3/25/2030(c)(f)	1,753,304
14,674,213	FHLMC Multifamily Structured Pass Through Certificates, Series K-117, Class X1, 1.343%, 8/25/2030(c)(f)	1,413,720
20,908,122	FHLMC Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.702%, 10/25/2034(c)(f)	1,213,528
2,563,122	FHLMC Multifamily Structured Pass Through Certificates, Series K-1517, Class X1, IO, 1.447%, 7/25/2035(c)(f)(g)(h)	361,032
8,904,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.431%, 12/25/2021(c)(f)(g)(h)	3,414
363,211,921	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.360%, 2/25/2023(c)(d)(f)	1,259,474
75,998,650	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.309%, 4/25/2023(c)(d)(f)(g)(h)	262,959
31,477,451	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.855%, 10/25/2023(c)(f)(g)(h)	456,309

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$33,043,282	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.262%, 3/25/2024(c)(f)	$831,343
37,049,970	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.844%, 9/25/2024(c)(d)(f)	735,164
71,101,057	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.250%, 5/25/2025(c)(f)(g)(h)	371,012
41,038,887	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.673%, 9/25/2025(c)(d)(f)	831,550
16,669,523	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.783%, 11/25/2025(c)(f)	424,346
9,478,918	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 1.020%, 12/25/2025(c)(f)(g)(h)	326,404
16,531,779	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.304%, 1/25/2026(c)(f)	773,532
7,450,180	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.493%, 3/25/2026(c)(f)	414,889
27,402,031	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.309%, 7/25/2026(c)(f)	1,392,001
8,518,280	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 1.051%, 8/25/2026(c)(f)	358,602
25,357,334	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.429%, 9/25/2026(c)(f)	362,739
92,404,112	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.192%, 10/25/2026(c)(f)	431,915
17,540,093	FHLMC Multifamily Structured Pass Through Certificates, Series K105, Class X1, 1.645%, 3/25/2053(c)(f)	1,996,694
11,625,477	FHLMC Multifamily Structured Pass Through Certificates, Series K107, Class X1, IO, 1.708%, 1/25/2030(c)(f)	1,393,918
14,837,039	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.101%, 1/25/2031(c)(f)	1,076,807
129,145,014	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class X1, IO, 0.164%, 8/25/2033(c)(f)	801,526
2,119,921	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.245%, 1/25/2023(c)(f)(g)(h)	18,897
47,021,002	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.337%, 8/25/2025(c)(f)(g)(h)	210,917
32,899,537	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.425%, 12/25/2026(c)(f)(g)(h)	316,677
39,058,202	Government National Mortgage Association, Series 2017-90, Class IO, 0.696%, 1/16/2059(c)(f)	1,968,483
41,443,094	Government National Mortgage Association, Series 2020-179, Class IO, 1.003%, 9/16/2062(c)(f)	3,685,866
44,174,773	Government National Mortgage Association, Series 2020-26, Class IO, 0.844%, 10/15/2061(c)(f)	3,121,654
4,849,518	Government National Mortgage Association, Series 2003-87, Class E, 4.671%, 8/16/2043(c)	5,014,083
4,286,230	Government National Mortgage Association, Series 2006-46, Class IO, 0.485%, 4/16/2046(c)(f)(g)(h)	47,552
1,926,324	Government National Mortgage Association, Series 2006-51, Class IO, 0.960%, 8/16/2046(c)(d)(f)(g)(h)	51,959
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(c)(d)	4,699,280

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$1,000,427	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(c)(d)	$1,067,480
4,287,923	Government National Mortgage Association, Series 2009-114, Class IO, 0.027%, 10/16/2049(c)(f)(g)(h)	291
3,840,117	Government National Mortgage Association, Series 2010-124, Class X, 0.295%, 12/16/2052(c)(d)(f)(g)(h)	33,840
250,959	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(c)(f)(g)(h)	11,052
2,423,850	Government National Mortgage Association, Series 2011-119, Class IO, 0.308%, 8/16/2051(c)(f)(g)(h)	11,834
2,413,654	Government National Mortgage Association, Series 2011-121, Class IO, 0.122%, 6/16/2043(c)(d)(f)(g)(h)	2,038
2,822,167	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(d)	3,527,322
10,543,953	Government National Mortgage Association, Series 2011-161, Class IO, 0.157%, 4/16/2045(c)(f)(g)(h)	47,175
2,159,565	Government National Mortgage Association, Series 2011-38, Class IO, 0.302%, 4/16/2053(c)(d)(f)(g)(h)	23,657
415,008	Government National Mortgage Association, Series 2011-53, Class IO, Zero Coupon, 0.000%, 5/16/2051(c)(d)(f)(g)(h)(i)	11
2,227,502	Government National Mortgage Association, Series 2012-100, Class IC, 1.481%, 9/16/2050(c)(f)(g)(h)	17,936
1,693,575	Government National Mortgage Association, Series 2012-111, Class IC, 1.381%, 9/16/2050(c)(f)(g)(h)	12,938
34,286,979	Government National Mortgage Association, Series 2012-142, Class IO, 0.478%, 4/16/2054(c)(d)(f)(g)(h)	386,427
6,255,822	Government National Mortgage Association, Series 2012-23, Class IO, 0.174%, 6/16/2053(c)(d)(f)(g)(h)	36,326
12,457,847	Government National Mortgage Association, Series 2012-55, Class IO, 0.058%, 4/16/2052(c)(d)(f)(g)(h)	11,813
6,563,051	Government National Mortgage Association, Series 2012-70, Class IO, 0.105%, 8/16/2052(c)(d)(f)(g)(h)	22,400
7,296,611	Government National Mortgage Association, Series 2012-79, Class IO, 0.415%, 3/16/2053(c)(f)(g)(h)	109,023
33,464,173	Government National Mortgage Association, Series 2012-85, Class IO, 0.482%, 9/16/2052(c)(d)(f)	500,517
2,069,910	Government National Mortgage Association, Series 2013-175, Class IO, 0.327%, 5/16/2055(c)(f)(g)(h)	24,051
5,216,067	Government National Mortgage Association, Series 2014-101, Class IO, 0.748%, 4/16/2056(c)(f)(g)(h)	152,743
11,702,498	Government National Mortgage Association, Series 2014-130, Class IB, 0.397%, 8/16/2054(c)(d)(f)(g)(h)	221,310
18,152,941	Government National Mortgage Association, Series 2014-24, Class IX, 0.339%, 1/16/2054(c)(d)(f)(g)(h)	211,892
14,011,059	Government National Mortgage Association, Series 2014-70, Class IO, 0.571%, 3/16/2049(c)(d)(f)(g)(h)	445,077
8,162,316	Government National Mortgage Association, Series 2014-86, Class IO, 0.589%, 4/16/2056(c)(f)(g)(h)	202,396
20,450,093	Government National Mortgage Association, Series 2015-120, Class IO, 0.735%, 3/16/2057(c)(d)(f)	663,023
28,589,592	Government National Mortgage Association, Series 2015-146, Class IB, 0.749%, 7/16/2055(c)(d)(f)	822,511
8,820,177	Government National Mortgage Association, Series 2015-171, Class IO, 0.826%, 11/16/2055(c)(f)	361,993

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$11,477,041	Government National Mortgage Association, Series 2015-189, Class IG, 0.856%, 1/16/2057(c)(d)(f)	$468,683
7,956,518	Government National Mortgage Association, Series 2015-21, Class IO, 0.879%, 7/16/2056(c)(f)	314,154
19,544,321	Government National Mortgage Association, Series 2015-32, Class IO, 0.680%, 9/16/2049(c)(d)(f)	596,725
5,075,801	Government National Mortgage Association, Series 2015-68, Class IO, 0.580%, 7/16/2057(c)(f)(g)(h)	142,549
16,364,424	Government National Mortgage Association, Series 2015-70, Class IO, 0.648%, 12/16/2049(c)(d)(f)(g)(h)	489,129
14,342,417	Government National Mortgage Association, Series 2015-73, Class IO, 0.683%, 11/16/2055(c)(d)(f)	458,660
27,612,508	Government National Mortgage Association, Series 2016-132, Class IO, 0.877%, 7/16/2056(c)(f)	1,118,464
13,894,420	Government National Mortgage Association, Series 2016-143, Class IO, 0.852%, 10/16/2056(d)(f)	749,330
22,429,354	Government National Mortgage Association, Series 2016-6, Class IO, 0.514%, 2/16/2051(c)(d)(f)	498,488
36,019,470	Government National Mortgage Association, Series 2017-168, Class IO, 0.589%, 12/16/2059(c)(d)(f)	1,707,431
9,248,828	Government National Mortgage Association, Series 2018-133, Class IO, 0.993%, 6/16/2058(c)(f)	663,224
15,990,854	Government National Mortgage Association, Series 2018-2, Class IO, 0.722%, 12/16/2059(c)(f)	849,439
50,393,595	Government National Mortgage Association, Series 2018-82, Class IO, 0.430%, 5/16/2058(c)(f)	2,109,536
26,657,811	Government National Mortgage Association, Series 2018-96, Class IO, 0.462%, 8/16/2060(c)(f)	1,184,353
23,993,284	Government National Mortgage Association, Series 2019-75, Class IO, 0.908%, 12/16/2060(c)(f)	1,629,144
18,780,576	Government National Mortgage Association, Series 2019-94, Class IO, 0.949%, 8/16/2061(c)(f)	1,352,179
48,216,895	Government National Mortgage Association, Series 2020-108, Class IO, 0.911%, 6/16/2062(c)(f)	3,790,258
21,127,995	Government National Mortgage Association, Series 2020-128, Class IO, 0.983%, 10/16/2062(c)(f)	1,819,638
35,134,972	Government National Mortgage Association, Series 2020-130, Class IO, 1.012%, 8/16/2060(c)(f)	3,065,716
46,550,686	Government National Mortgage Association, Series 2020-136, Class IO, 1.136%, 8/16/2062(c)(f)	4,423,293
44,580,591	Government National Mortgage Association, Series 2020-172, Class IO, 1.193%, 9/16/2062(c)(f)	4,312,784
24,947,583	Government National Mortgage Association, Series 2020-174, Class IO, 1.007%, 1/16/2063(c)(f)	2,123,977
49,355,005	Government National Mortgage Association, Series 2020-197, Class IO, 0.982%, 10/16/2062(c)(f)	4,266,044
10,696,065	Government National Mortgage Association, Series 2021-10, Class IO, 1.000%, 5/16/2063(c)(f)	929,745
51,070,000	Government National Mortgage Association, Series 2021-106, Class IO, 0.923%, 4/16/2063(c)(f)	4,343,095
49,849,878	Government National Mortgage Association, Series 2021-12, Class IO, 0.982%, 3/16/2063(c)(f)	4,228,117
46,151,538	Government National Mortgage Association, Series 2021-20, Class IO, 1.117%, 8/16/2062(c)(f)	4,364,182

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$44,911,028	Government National Mortgage Association, Series 2021-33, Class IO, 0.995%, 10/16/2062(c)(f)	$3,903,878
33,432,821	Government National Mortgage Association, Series 2021-40, Class IO, 0.843%, 2/16/2063(c)(f)	2,591,044
56,431,291	Government National Mortgage Association, Series 2021-52, Class IO, 0.848%, 4/16/2063(c)(f)	4,465,053

		118,651,547

	Collateralized Mortgage Obligations – 10.3%
23,908	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)(g)(h)	24,841
184,624	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 14.818%, 6/15/2023(c)(g)(h)	197,851
90,300	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(d)(f)(g)(h)	21,556
55,351	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 8.937%, 11/15/2033(c)(g)(h)	58,254
1,142,448	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 18.362%, 5/15/2035(c)(d)	1,459,591
3,815,735	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 7.127%, 5/15/2036(c)(d)(f)(g)(h)	837,492
1,178,536	Federal Home Loan Mortgage Corp., REMIC, Series 3229, Class BI, 6.547%, 10/15/2036(c)(f)(g)(h)	237,019
1,269,399	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 6.177%, 2/15/2038(c)(f)(g)(h)	240,151
665,008	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 17.523%, 2/15/2038(c)(d)(g)(h)	894,192
625,708	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 15.782%, 2/15/2038(c)(d)(g)(h)	775,929
735,461	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.752%, 6/15/2048(c)(d)(f)	788,613
640,760	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.823%, 12/15/2036(c)(d)(f)	681,920
2,206,073	Federal Home Loan Mortgage Corp., REMIC, Series 3747, Class CS, 6.427%, 10/15/2040(c)(f)(g)(h)	428,774
117,900	Federal Home Loan Mortgage Corp., REMIC, Series 3792, Class DF, 1-month LIBOR + 0.400%, 0.473%, 11/15/2040(e)(g)(h)	116,776
305,244	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 9.016%, 2/15/2041(c)	345,170
1,993,274	Federal Home Loan Mortgage Corp., REMIC, Series 3922, Class SH, 5.827%, 9/15/2041(c)(f)(g)(h)	344,981
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 23.636%, 8/15/2040(c)(d)	3,016,818
1,465,562	Federal Home Loan Mortgage Corp., REMIC, Series 4097, Class US, 6.077%, 8/15/2032(c)(f)(g)(h)	182,883
5,144,086	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.673%, 6/15/2039(c)(f)(g)(h)	317,276
32,513	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)(g)(h)	33,714
38,641	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)(g)(h)	40,088
2,124,745	Federal Home Loan Mortgage Corp., REMIC, Series 4512, Class IE, 4.500%, 3/15/2044(f)	287,545

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$5,943,234	Federal Home Loan Mortgage Corp., REMIC, Series 4672, Class SP, 6.027%, 4/15/2047(c)(f)(g)(h)	$772,879
2,717,660	Federal Home Loan Mortgage Corp., REMIC, Series 4749, Class IO, 4.000%, 12/15/2047(f)(g)(h)	249,984
4,658,176	Federal Home Loan Mortgage Corp., REMIC, Series 5048, Class HI, IO, 4.500%, 1/15/2042(f)	815,274
238,233	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class EI, IO, 5.420%, 11/25/2044(c)(f)	51,769
11,603,633	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class HI, IO, 5.047%, 4/15/2042(c)(f)	2,266,145
1,166,239	Federal Home Loan Mortgage Corp., REMIC, Series 5078, Class MI, IO, 4.000%, 9/25/2043(f)(g)(h)	342,050
17,567,177	Federal Home Loan Mortgage Corp., REMIC, Series 5094, Class IO, 1.692%, 12/15/2048(c)(f)	1,774,531
285,842	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(d)(f)(g)(h)	51,602
2,271,139	Federal National Mortgage Association, REMIC, Series 2012-14, Class MS, 6.409%, 3/25/2042(c)(f)	529,087
1,448,862	Federal National Mortgage Association, REMIC, Series 2012-21, Class SB, 5.859%, 3/25/2042(c)(f)(g)(h)	191,380
2,815,383	Federal National Mortgage Association, REMIC, Series 2013-117, Class S, 6.509%, 11/25/2043(c)(f)	508,591
52,038	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.159%, 1/25/2024(c)(f)(g)(h)	3,838
831,301	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 4.903%, 4/25/2035(c)(d)(g)(h)	875,224
1,725,478	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 24.085%, 6/25/2035(c)(d)	2,701,554
2,356,638	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(d)	2,793,315
1,338,198	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 23.865%, 6/25/2036(c)(d)	2,177,582
58,478	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.209%, 8/25/2036(c)(f)(g)(h)	9,742
367,232	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 32.543%, 8/25/2036(c)	694,505
920,108	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.471%, 8/25/2038(c)(d)	963,802
241,276	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.259%, 11/25/2038(c)(g)(h)	264,305
1,034,100	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.439%, 3/25/2039(c)(d)	1,078,228
81,641	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 1.946%, 12/25/2039(c)(g)(h)	83,121
2,432,439	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040(d)	2,891,609
418,348	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 7.608%, 11/25/2040(c)	492,570
3,453,272	Federal National Mortgage Association, REMIC, Series 2011-109, Class PZ, 4.500%, 8/25/2041	4,034,214
2,145,371	Federal National Mortgage Association, REMIC, Series 2011-51, Class SM, 5.759%, 6/25/2041(c)(f)(g)(h)	328,608
2,009,927	Federal National Mortgage Association, REMIC, Series 2011-60, Class ZB, 5.000%, 7/25/2041	2,251,723

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$5,636,370	Federal National Mortgage Association, REMIC, Series 2012-97, Class SB, 5.909%, 9/25/2042(c)(f)(g)(h)	$804,748
651,349	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.921%, 7/25/2043(c)(d)	820,584
2,478,086	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 6.059%, 8/25/2042(c)(d)(f)(g)(h)	353,008
19,069,999	Federal National Mortgage Association, REMIC, Series 2014-15, Class SA, 5.959%, 4/25/2044(c)(f)	3,310,979
1,931,981	Federal National Mortgage Association, REMIC, Series 2014-28, Class SD, 5.959%, 5/25/2044(c)(f)(g)(h)	320,676
504,711	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	565,050
11,196,516	Federal National Mortgage Association, REMIC, Series 2016-22, Class ST, IO, 6.009%, 4/25/2046(c)(d)(f)	1,989,577
1,704,126	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(c)(d)	1,719,792
12,784,444	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 6.009%, 10/25/2034(c)(d)(f)	2,140,262
15,577,036	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 6.009%, 9/25/2046(c)(d)(f)	2,931,500
10,566,145	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 6.009%, 9/25/2046(c)(d)(f)	1,971,968
6,285,609	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 6.009%, 11/25/2046(c)(f)	1,081,660
6,447,632	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 6.009%, 11/25/2046(c)(f)	1,163,808
7,900,704	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 6.559%, 12/25/2046(c)(d)(f)	1,495,864
10,632,156	Federal National Mortgage Association, REMIC, Series 2017-26, Class SA, 6.059%, 4/25/2047(c)(d)(f)	2,043,964
46,540,336	Federal National Mortgage Association, REMIC, Series 2017-57, Class SD, IO, 2.750%, 8/25/2047(c)(d)(f)	3,988,200
3,600,000	Federal National Mortgage Association, REMIC, Series 2020-72, Class LI, IO, 5.000%, 12/25/2040(f)	986,912
13,138,683	Federal National Mortgage Association, REMIC, Series 2020-89, Class IM, IO, 2.000%, 12/25/2050(f)	1,471,069
14,817,017	Federal National Mortgage Association, REMIC, Series 2021-24, Class IO, 1.242%, 3/25/2059(c)(f)	1,209,884
386,093	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(d)(f)(g)(h)	65,276
105,807	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(c)(d)(f)(g)(h)	25,654
395,789	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(d)(f)(g)(h)	72,170
263,630	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(f)(g)(h)	43,700
902,610	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(d)(f)(g)(h)	166,183
383,413	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(d)(f)(g)(h)	76,958
203,816	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(d)(f)(g)(h)	42,348
441,140	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(d)(f)(g)(h)	92,141

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$204,203	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(d)(f)(g)(h)	$48,436
243,257	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(d)(f)(g)(h)	49,270
310,306	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(d)(f)(g)(h)	76,094
286,860	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(d)(f)(g)(h)	53,518
151,498	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(c)(d)(f)(g)(h)	29,508
167,344	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(d)(f)(g)(h)	36,945
107,748	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(c)(d)(f)(g)(h)	23,514
32,401	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(f)(g)(h)	7,409
962,812	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(c)(d)(f)(g)(h)	180,328
349,910	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(d)(f)(g)(h)	76,817
265,695	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(c)(d)(f)(g)(h)	42,362
264,504	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(c)(d)(f)(g)(h)	17,388
154,351	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(d)(f)(g)(h)	36,807
27,599	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(f)(g)(h)	6,908
316,322	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(g)(h)	375,280
289,701	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.770%, 2/20/2060(e)	291,058
462,682	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 0.457%, 5/20/2059(d)(e)	463,084
177,325	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.457%, 10/20/2060(e)	177,636
155,291	Government National Mortgage Association, Series 2011-H05, Class FB, 1-month LIBOR + 0.500%, 0.607%, 12/20/2060(e)	156,127
78,708	Government National Mortgage Association, Series 2011-H11, Class FA, 1-month LIBOR + 0.500%, 0.607%, 3/20/2061(e)	79,112
101,133	Government National Mortgage Association, Series 2011-H21, Class FA, 1-month LIBOR + 0.600%, 0.707%, 10/20/2061(e)(g)(h)	101,311
287,758	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 0.750%, 10/20/2061(e)(g)(h)	285,337
36,059	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(d)(g)(h)	36,629
418,944	Government National Mortgage Association, Series 2012-H22, Class HD, 5.299%, 1/20/2061(c)(g)(h)	458,974
6,837	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 0.707%, 10/20/2062(e)(g)(h)	6,862
310,527	Government National Mortgage Association, Series 2012-H24, Class HI, 0.541%, 10/20/2062(c)(f)(g)(h)	13,393
581,836	Government National Mortgage Association, Series 2013-H01, Class JA, 1-month LIBOR + 0.320%, 0.427%, 1/20/2063(e)(g)(h)	579,388

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$85,443	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063(g)(h)	$85,823
160,041	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063	163,417
1,602,880	Government National Mortgage Association, Series 2013-H13, Class SI, 1.305%, 6/20/2063(c)(f)(g)(h)	78,998
12,277,688	Government National Mortgage Association, Series 2013-H16, Class AI, 1.586%, 7/20/2063(c)(f)(g)(h)	370,883
8,123,571	Government National Mortgage Association, Series 2013-H18, Class EI, 1.657%, 7/20/2063(c)(f)(g)(h)	350,437
1,247,710	Government National Mortgage Association, Series 2013-H18, Class JI, 1.328%, 8/20/2063(c)(f)(g)(h)	38,611
348,081	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 0.707%, 8/20/2063(e)(g)(h)	348,406
9,861,471	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.598%, 6/20/2064(c)(d)	10,530,002
18,981,508	Government National Mortgage Association, Series 2014-H24, Class HI, 0.962%, 9/20/2064(c)(f)(g)(h)	587,579
3,349,404	Government National Mortgage Association, Series 2015-152, Class PI, IO, 4.000%, 10/20/2045(f)(g)(h)	339,612
15,317,186	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.592%, 10/20/2064(c)(d)	16,870,384
740,162	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(c)(g)(h)	771,594
21,391	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.407%, 4/20/2061(d)(e)(g)(h)	21,291
2,842,457	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(d)	2,918,876
23,855	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.387%, 5/20/2063(d)(e)(g)(h)	23,738
13,424	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 0.307%, 4/20/2063(d)(e)(g)(h)	13,268
360,007	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.006%, 3/20/2065(c)(g)(h)	384,672
5,452	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 0.807%, 10/20/2065(d)(e)(g)(h)	5,434
128,645	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.593%, 9/20/2065(c)(g)(h)	147,431
7,377	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.787%, 8/20/2061(e)(g)(h)	7,398
1,622,286	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	1,767,873
683,088	Government National Mortgage Association, Series 2016-23, Class PA, 5.657%, 7/20/2037(c)(d)(g)(h)	764,764
13,817,630	Government National Mortgage Association, Series 2016-H01, Class AI, 1.651%, 1/20/2066(c)(d)(f)	886,346
21,314,503	Government National Mortgage Association, Series 2016-H09, Class JI, 1.772%, 4/20/2066(c)(d)(f)	1,433,891
619,318	Government National Mortgage Association, Series 2016-H14, Class JZ, 3.824%, 8/20/2063(c)(g)(h)	640,308
614,854	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.483%, 8/20/2066(c)(g)(h)	657,214
271,602	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.882%, 6/20/2061(c)(g)(h)	273,945

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$154,902	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 0.507%, 8/20/2066(d)(e)(g)(h)	$154,078
9,955	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 0.507%, 9/20/2063(d)(e)(g)(h)	9,857
10,384,138	Government National Mortgage Association, Series 2017-128, Class IO, 0.956%, 12/16/2056(c)(f)	626,505
2,740,801	Government National Mortgage Association, Series 2017-H05, Class AI, IO, 2.303%, 1/20/2067(c)(f)(g)(h)	258,000
19,202,562	Government National Mortgage Association, Series 2018-110, Class IO, 0.661%, 1/16/2060(c)(f)	1,159,455
17,877,147	Government National Mortgage Association, Series 2018-129, Class IO, 0.565%, 7/16/2060(c)(f)	1,020,188
23,336,337	Government National Mortgage Association, Series 2018-143, Class IO, 0.644%, 10/16/2060(c)(f)	1,714,434
153,068	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.307%, 10/20/2064(d)(e)	152,991
179,104	Government National Mortgage Association, Series 2018-H10, Class FJ, 1-month LIBOR + 0.250%, 0.357%, 6/20/2068(d)(e)(g)(h)	178,185
4,068,547	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.251%, 5/20/2068(c)	4,815,093
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(g)(h)	296,547
23,620,320	Government National Mortgage Association, Series 2019-116, Class IO, 0.781%, 12/16/2061(c)(f)	1,807,656
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(g)(h)	346,329
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 5.457%, 2/20/2044(c)(f)	2,268,824
6,006,693	Government National Mortgage Association, Series 2019-44, Class BS, 5.957%, 4/20/2049(c)(f)	764,146
12,280,000	Government National Mortgage Association, Series 2019-70, Class SK, 5.907%, 8/20/2043(c)(f)	2,770,884
1,956,976	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.268%, 1/20/2069(c)	2,605,928
6,013,198	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068(d)	6,466,939
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, IO, 3.000%, 6/20/2049(f)	1,328,247
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(f)	4,626,869
83,617,052	Government National Mortgage Association, Series 2021-H03, Class IO, 4.166%, 4/20/2070(c)(d)(f)	10,226,064
12,496,353	Government National Mortgage Association, Series 2021-H08, Class IA, IO, 4.241%, 1/20/2068(c)(f)	1,577,377

		160,848,887

	Hybrid ARMs – 0.3%
853,772	FHLMC, 1-year CMT + 2.212%, 2.435%, 6/01/2035(d)(e)	889,735
51,697	FHLMC, 1-year CMT + 2.225%, 2.462%, 1/01/2035(d)(e)	54,927
65,391	FHLMC, 1-year CMT + 2.315%, 2.468%, 1/01/2036(d)(e)	65,684

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$438,307	FHLMC, 12-month LIBOR + 2.190%, 2.565%, 2/01/2037(d)(e)	$470,936
58,859	FNMA, 6-month LIBOR + 1.460%, 1.710%, 2/01/2037(d)(e)	60,189
253,356	FNMA, 12-month LIBOR + 1.681%, 2.132%, 8/01/2038(d)(e)	257,375
193,847	FNMA, 1-year CMT + 2.045%, 2.295%, 10/01/2035(d)(e)	194,212
1,275,771	FNMA, 12-month LIBOR + 1.733%, 2.298%, 9/01/2037(d)(e)	1,350,254
335,897	FNMA, 1-year CMT + 2.147%, 2.361%, 9/01/2034(d)(e)	356,058
761,254	FNMA, 1-year CMT + 2.225%, 2.364%, 6/01/2034(d)(e)	808,205
138,046	FNMA, 12-month LIBOR + 1.838%, 2.558%, 9/01/2036(d)(e)	146,679

		4,654,254

	Mortgage Related – 28.3%
71,064,475	FHLMC, 2.000%, with various maturities from 2050 to 2051(d)(j)	71,740,368
10,248,561	FHLMC, 2.500%, with various maturities in 2050(d)(j)	10,554,717
2,978,798	FHLMC, 4.000%, with various maturities in 2048(j)	3,174,695
5,537,310	FHLMC, 4.500%, with various maturities from 2048 to 2050(j)	5,976,877
4,842,579	FHLMC, 5.000%, with various maturities from 2049 to 2050(j)	5,312,194
147,125,086	FNMA, 2.000%, with various maturities from 2050 to 2051(d)(j)	148,744,083
29,680,090	FNMA, 2.500%, with various maturities in 2050(d)(j)	30,790,456
6,722,879	FNMA, 3.000%, with various maturities from 2047 to 2049(j)	7,033,797
60,793,161	FNMA, 4.000%, with various maturities from 2048 to 2052(d)(j)	64,792,876
13,152,346	FNMA, 4.500%, with various maturities from 2048 to 2049(d)(j)	14,164,552
6,449,732	FNMA, 5.000%, with various maturities from 2048 to 2049(j)	7,069,554
11	GNMA, 5.470%, 11/20/2059(c)	13
113,423	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.610%, 8/20/2068(c)(g)(h)	134,035
3,488,437	Government National Mortgage Association, Series 2019-HO2, Class JA, 3.500%, 12/20/2068	3,742,775
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(f)	3,272,741
22,855,000	UMBS® (TBA), 1.500%, 7/01/2051(k)	22,397,900
40,941,000	UMBS® (TBA), 2.000%, 9/01/2051(k)	41,172,893

		440,074,526

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – 12.6%
$1,000,000	Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	$1,071,164
4,155,000	BANK, Series 2019-BN19, Class A3, 3.183%, 8/15/2061	4,535,477
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,803,446
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	4,018,154
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,862,786
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,769,852
785,000	BANK, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	780,216
3,570,000	BANK, Series 2021-BN33, Class A5, 2.556%, 5/15/2064	3,655,384
4,045,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.213%, 10/15/2037, 144A(e)	4,082,818
4,630,000	Benchmark Mortgage Trust, Series 2019-B11, Class A5, 3.542%, 5/15/2052	5,159,366
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,753,584
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	5,562,591
510,000	Cali Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	580,534
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(d)	2,418,298
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(c)(d)	2,768,221
2,605,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/10/2046(d)	2,672,796
5,595,000	Commercial Mortgage Pass Through Certificates, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	5,843,326
359,485	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	359,452
1,391,967	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(d)	1,445,098
794,683	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	842,987
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,397,976
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047(d)	2,731,887
3,110,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048(d)	3,333,448
1,107,842	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,175,309
230,000	Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	231,819
2,250,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 1-month LIBOR + 1.900%, 1.973%, 1/15/2034, 144A(e)	2,230,633
6,160,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(d)	6,636,583

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,395,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	$1,449,312
2,045,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	2,030,013
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,557,287
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1-month LIBOR + 1.150%, 1.220%, 4/15/2026, 144A(e)	5,385,451
750,000	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 1.775%, 7/15/2038, 144A(e)	752,175
3,690,000	GS Mortgage Securities Corp. II, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	3,764,726
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(c)(d)	6,026,053
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(c)(d)	3,702,965
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047(d)	3,136,126
5,100,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	5,367,270
1,295,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(c)	1,269,272
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,521,490
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.846%, 6/10/2047(c)	2,494,328
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	5,405,995
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,734,614
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A(d)	5,327,190
1,575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.566%, 12/15/2047, 144A(c)	1,607,000
2,405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class AS, 4.243%, 4/15/2047(c)	2,590,505
822,616	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(d)	853,055
690,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	745,047
930,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.493%, 6/15/2047(c)	962,341
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048(d)	2,818,110
2,225,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.456%, 5/15/2046	2,310,258
793,938	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.420%, 6/15/2044, 144A(c)	783,697
3,135,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.828%, 2/05/2035, 144A(c)(d)	3,203,373

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	$6,271,370
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	2,208,007
1,300,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	1,292,700
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031, 144A(c)	3,422,937
1,861,317	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.543%, 11/15/2027, 144A(e)	1,352,433
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 1-month LIBOR + 1.900%, 1.973%, 11/15/2027, 144A(a)(e)(g)(h)	4,746,270
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,500,977
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	5,807,988
924,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class AS, 2.398%, 7/15/2053	938,320
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	4,181,757
3,137,551	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(d)	3,293,351
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	5,428,497
645,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class AS, 3.835%, 4/15/2045	653,439
1,875,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(c)	1,968,176
970,694	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,003,971
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,764,436
790,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	845,043
2,660,014	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(d)	2,770,497
535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(c)	542,774

		195,513,801

	Financial Other – 0.3%
3,950,000	BANK, Series 2021-BN34, Class A5, 2.438%, 6/15/2063	4,081,211

	Total Bonds and Notes (Identified Cost $1,459,866,454)	1,430,005,020

Collateralized Loan Obligations – 6.9%
2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 1.730%, 7/20/2034, 144A(e)	2,214,943
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3-month LIBOR + 1.300%, 1.484%, 1/15/2033, 144A(e)	3,002,490
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.838%, 7/20/2031, 144A(e)	5,259,722

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 1.854%, 7/15/2031, 144A(e)	$594,073
525,000	Burnham Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 2.150%, 2.338%, 10/20/2029, 144A(e)	525,169
2,000,000	CarVal CLO III Ltd., Series 2019-2A, Class A, 3-month LIBOR + 1.350%, 1.538%, 7/20/2032, 144A(e)	2,003,394
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.584%, 1/15/2031, 144A(e)	3,797,742
4,275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class B, 3-month LIBOR + 1.550%, 1.666%, 1/20/2034, 144A(e)	4,244,011
1,565,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 1.850%, 11/22/2031, 144A(e)	1,565,818
3,350,000	Gallatin CLO VIII Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.650%, 1.834%, 7/15/2027, 144A(e)	3,354,780
3,497,500	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 1.668%, 4/20/2031, 144A(e)	3,431,821
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3-month LIBOR + 1.500%, 1.660%, 4/20/2031, 144A(e)	2,996,235
4,685,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3-month LIBOR + 1.700%, 1.884%, 10/22/2030, 144A(e)	4,684,983
1,170,000	Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, 3-month LIBOR + 1.900%, 2.088%, 4/20/2026, 144A(e)	1,170,000
1,750,000	Madison Park Funding XXVI Ltd., Series 2017-4A, Class AR, 3-month LIBOR + 1.200%, 1.377%, 7/29/2030, 144A(e)	1,750,649
6,000,000	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3-month LIBOR + 1.080%, 1.236%, 11/15/2028, 144A(e)	6,001,398
2,350,000	Magnetite XXIX Ltd., Series 2021-29A, Class B, 3-month LIBOR + 1.400%, 1.504%, 1/15/2034, 144A(e)	2,347,506
2,075,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 1.850%, 7/15/2034, 144A(e)	2,077,077
2,560,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3-month LIBOR + 1.400%, 1.588%, 4/16/2033, 144A(e)	2,552,250
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 1.770%, 1/17/2032, 144A(e)	5,264,871
2,040,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 1.654%, 4/16/2031, 144A(e)	2,021,151
4,045,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 3-month LIBOR + 1.600%, 1.786%, 4/21/2034, 144A(e)	4,029,842
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 7/02/2035, 144A(a)(b)(e)(g)(l)	4,205,000
5,300,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3-month LIBOR + 1.500%, 1.688%, 1/18/2034, 144A(e)	5,243,509
4,970,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 1.655%, 10/17/2031, 144A(e)	4,970,239
575,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 2.138%, 5/21/2034, 144A(e)	574,942
4,500,000	Race Point CLO Ltd., Series 2013-8A, Class BR2, 3-month LIBOR + 1.500%, 1.655%, 2/20/2030, 144A(e)	4,494,307
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 1.588%, 4/20/2034, 144A(e)	1,020,470
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3-month LIBOR + 1.650%, 1.849%, 4/20/2034, 144A(e)	7,615,866
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR, 3-month LIBOR + 1.700%, 1.884%, 4/15/2033, 144A(e)	5,911,612
3,830,000	VERDE CLO Ltd., Series 2019-1A, Class BR, 3-month LIBOR + 1.600%, 1.784%, 4/15/2032, 144A(e)	3,833,504

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$3,000,000	Vibrant CLO Ltd., Series 2018-10A, Class A1, 3-month LIBOR + 1.200%, 1.388%, 10/20/2031, 144A(e)	$2,999,267
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 1.890%, 10/18/2031, 144A(e)	1,315,182

	Total Collateralized Loan Obligations (Identified Cost $106,550,893)	107,073,823

Loan Participations – 0.2%
	ABS Other – 0.2%
2,854,815	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037 (Identified Cost $2,839,794)	2,717,713

Short-Term Investments – 4.8%
75,303,001	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $75,303,001 on 7/01/2021 collateralized by $76,761,100 U.S. Treasury Note, 1.250% due 6/30/2028 valued at $76,809,076 including accrued interest(m) (Identified Cost $75,303,001)	75,303,001

	Total Investments – 103.7% (Identified Cost $1,644,560,142)	1,615,099,557
	Other assets less liabilities – (3.7)%	(58,068,703)

	Net Assets – 100.0%	$1,557,030,854

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$8,061,368	0.5%	$29,780,961	1.9%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Illiquid security.
(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2021, the value of these securities amounted to $8,061,368 or 0.5% of net assets.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.

(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(e)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(f)

Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g)	Level 3 security. Value has been determined using significant unobservable inputs.
(h)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $29,780,961 or 1.9% of net assets.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(k)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities. Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(l)	New issue unsettled as of June 30, 2021. Coupon rate does not take effect until settlement date.
(m)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $597,580,164 or 38.4% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2021	30	$6,621,974	$6,609,609	$12,365

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At June 30, 2021, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[2]	Market Value	Unrealized Appreciation (Depreciation)
63,000,000	USD	3/04/2024	2.564%	3-month LIBOR	$(4,012,646)	$(4,012,646)
50,000,000	USD	5/23/2024	2.222%	3-month LIBOR	(2,504,214)	(2,504,214)
15,000,000	USD	1/07/2030	1.763%	3-month LIBOR	(662,347)	(662,347)

Total					$(7,179,207)	$(7,179,207)

[1]	Payments are made semiannually.
[2]	Payments are made quarterly.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$108,089,089	$173,364	(a)	$108,262,453
Agency Commercial Mortgage-Backed Securities	—	113,608,507	5,043,040	(a)	118,651,547
Collateralized Mortgage Obligations	—	141,164,635	19,684,252	(a)	160,848,887
Mortgage Related	—	439,940,491	134,035	(a)	440,074,526
Non-Agency Commercial Mortgage-Backed Securities	—	190,767,531	4,746,270	(a)	195,513,801
All Other Bonds and Notes*	—	406,653,806	—		406,653,806

Total Bonds and Notes	—	1,400,224,059	29,780,961		1,430,005,020

Collateralized Loan Obligations	—	102,868,823	4,205,000	(b)	107,073,823
Loan Participations*	—	2,717,713	—		2,717,713
Short-Term Investments	—	75,303,001	—		75,303,001

Total Investments	—	1,581,113,596	33,985,961		1,615,099,557

Futures Contracts (unrealized appreciation)	12,365	—	—		12,365

Total	$12,365	$1,581,113,596	$33,985,961		$1,615,111,922

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	$—	$(7,179,207)	$—	$(7,179,207)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or June 30, 2021:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
ABS Home Equity	$405,480	$—	$(609,123)	$445,190	$—	$(41,334)	$—	$(26,849)	$173,364	$438,814
Agency Commercial Mortgage-Backed Securities	3,439,336	—	(6,073,114)	2,527,121	12,877	—	5,136,819	—	5,043,039	2,527,121
Collateralized Mortgage Obligations	20,720,382	511	(3,802,611)	(1,074,086)	425,787	(5,060,457)	9,546,852	(1,072,125)	19,684,253	(955,988)
Mortgage Related	3,257,739	—	—	(10,060)	(3,113,644)	—	—	—	134,035	(10,060)
Non-Agency Commercial Mortgage-Backed Securities	4,886,172	—	—	(139,902)	—	—	—	—	4,746,270	(139,902)
Collateralized Loan Obligations	—	—	—	—	4,205,000	—	—	—	4,205,000	—

Total	$32,709,109	$511	$(10,484,848)	$1,748,263	$1,530,020	$(5,101,791)	$14,683,671	$(1,098,974)	$33,985,961	$1,859,985

A debt security valued at $26,849 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $14,683,671 were transferred from Level 2 to Level 3 during the period ended June 30, 2021. At September 30, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $1,072,125 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. At September 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2021 this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of June 30, 2021, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity[1]	Market Discount	Discount Rate	1.00%	$79,247
			3.00%	94,117
Agency Commercial Mortgage-Backed Securities[1]	Market Discount	Discount Rate	1.00%	4,713,030
			2.00%	330,009
Collateralized Mortgage Obligations[1]	Market Discount	Discount Rate	0.50%	3,565,650
			1.00%	14,996,606
			2.00%	1,121,997
Mortgage Related[1]	Market Discount	Discount Rate	1.00%	134,035
Non-Agency Commercial Mortgage-Backed Securities Starwood Retail Property Trust, Series 2014-STAR, Class B2	Discounted Cash Flows	Constant Default Rate	100%
		Loss Severity	39%
		Lag Time	14 months
		Loss Adjusted Spread	25%	4,746,270

				$29,780,961

1

“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa. Line items shown for odd lot securities include holdings of multiple issuers.

2

Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts and swap agreements.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaps to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2021, the Fund used futures contracts to hedge against changes in interest rates and manage duration. The Fund used interest rate swaps for investment exposure.

The following is a summary of derivative instruments for the Fund, as of June 30, 2021:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$12,365

Liabilities	Swap agreements at value
Centrally cleared liability derivatives
Interest rate contracts	$(7,179,207)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 9,699,000	$9,699,000

Industry Summary at June 30, 2021 (Unaudited)

Mortgage Related	28.3%
Non-Agency Commercial Mortgage-Backed Securities	12.6
Collateralized Mortgage Obligations	10.3
ABS Other	10.3
ABS Car Loan	10.1
Agency Commercial Mortgage-Backed Securities	7.6
ABS Home Equity	6.9
ABS Student Loan	3.0
Other Investments, less than 2% each	2.9
Collateralized Loan Obligations	6.9
Short-Term Investments	4.8

Total Investments	103.7
Other assets less liabilities (including swap agreements and futures contracts)	(3.7)

Net Assets	100.0%